Severance Indemnities and Pension Plans (Amounts Recognized in Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Net amount recognized in Accumulated OCI	¥ 20,382	¥ 337,918	¥ 208,273	¥ 119,593
Domestic, Japan [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	1,557	437,254
Prior service cost	(3,072)	(4,255)
Gross amount recognized in Accumulated OCI	(1,515)	432,999
Taxes	(41,639)	(174,915)
Net amount recognized in Accumulated OCI	(43,154)	258,084
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	96,807	114,167
Prior service cost	(6,167)	(7,875)
Gross amount recognized in Accumulated OCI	90,640	106,292
Taxes	(23,900)	(27,974)
Net amount recognized in Accumulated OCI	66,740	78,318
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	3,255	5,164
Prior service cost	(1,869)	(2,304)
Gross amount recognized in Accumulated OCI	1,386	2,860
Taxes	(489)	(874)
Net amount recognized in Accumulated OCI	¥ 897	¥ 1,986